Goodwill and Intangible assets - Summary of Goodwill and Intangible Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 36,106	€ 36,199
On Cyte IPRD [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	33,676	33,676
C-Cath Development Costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	573	607
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	883	883
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	911	964
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 62	€ 69